Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 – COMMITMENTS AND CONTINGENCIES

Guarantees and pledged collateral for bank loans to other parties:

(1) Provided Guarantees for bank loans to other parties

	For the year ended December 31,
	2019	2018

Zhejiang Xinchai Co., Ltd.*	$-	$14,497,610
Total	$-	$14,497,610

*	On December 6, 2019, the Guarantees to Zhejiang Xinchai Co., Ltd have been removed due to the payback bank loan.

(2) Pledged collateral for bank loans

On December 06, 2019, Zhejiang Zhongchai signed a Maximum Amount Pledge Contract with Agricultural Bank of PRC Co., Ltd. Xinchang County Sub-Branch (ABC Xinchang), pledging its land use rights for original book value of RMB11.08 million and property ownership for original book value of RMB35.12 million as security with ABC Xinchang, for its loan facility with maximum exposure of RMB48.83 million during the period from December 06, 2020 to December 06, 2022. As of December 31, 2019, outstanding amount of the short-term bank loan under this Pledge Contract was RMB48.83 million.

On November 28, 2019, Zhejiang Zhongchai signed a Maximum Amount Pledge Contract with Agricultural Bank of PRC Co., Ltd. Xinchang County Sub-Branch (ABC Xinchang), pledging its land use rights for original book value of RMB9.84 million and property ownership for original book value of RMB27.82 million, as security with ABC Xinchang, for its loan facility with maximum exposure of RMB40.80 million during the period from November 28, 2019 to November 26, 2022. As of December 31, 2019, outstanding amount of the short-term bank loan under this Pledge Contract was RMB40.80 million.

On December 17, 2019, Zhejiang Zhongchai signed a Maximum Amount Pledge Contract with Rural Commercial Bank of PRC Co., Ltd., pledging its land use rights for original book value of RMB4.75 million and property ownership for original book value of RMB11.28 million as security, for its loan facility with maximum exposure of RMB16.95 million during the period from December 17, 2019 to December 16, 2022. As of December 31, 2019, outstanding amount of the short-term bank loan under this Pledge Contract was RMB15.00 million.

On December 18, 2019, Zhejiang Zhongchai signed a Maximum Amount Pledge Contract with Rural Commercial Bank of PRC Co., Ltd., pledging its land use rights for original book value of RMB4.17 million as security, for its loan facility with maximum exposure of RMB8.00 million during the period from December 18, 2019 to December 17, 2022. As of December 31, 2019, outstanding amount of the short-term bank loan under this Pledge Contract was RMB8.00 million.

In November and December, 2018, Zhejiang Zhongchai signed a Maximum Amount Pledge Contract with Agricultural Bank of PRC Co., Ltd. Xinchang County Sub-Branch (ABC Xinchang), pledging its land use rights for original book value of RMB28.99 million. As security with ABC Xinchang, for its loan facility with maximum exposure of RMB53.30 million. As of December 31, 2018, outstanding amount of the short-term bank loan under this Pledge Contract was RMB53.30 million.

(3) Litigation

On October 14, 2019, the plaintiff, the Company and all other named defendants in the Action entered into a confidential memorandum of understanding (the "MOU"), pursuant to which a Stipulation and Order of Dismissal ("Stipulation of Dismissal") of the Action was filed on October 14, 2019. The Stipulation of Dismissal was approved and entered by the District Court on October 15, 2019.  Among other things, the Stipulation of Dismissal acknowledged that the Definitive Proxy Statement mooted the plaintiff's claims regarding the sufficiency of disclosures, dismissed all claims asserted in the Action, with prejudice as to the plaintiff only, permits the plaintiff to seek an award of attorneys' fees in connection with the mooted claims, and reserves the defendants' rights to oppose such an award, if appropriate.  Pursuant to the MOU, the parties have engaged in discussions regarding the amount of attorneys' fees, if any, to which the plaintiff's counsel is entitled in connection with the Action. Those discussions remain ongoing.

Facility Leases

The Company entered into a failed sale-leaseback transaction in August 2019. See further discussion in NOTE 15 –LONG TERM PAYABLES.

Rent expense is recognized on a straight-line basis over the terms of the operating leases accordingly and the Company records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability.

The following are the aggregate non-cancellable future minimum lease payments under operating and financing leases as of December 31, 2019:

Years ending December 31,
2020	2,685,721
2021	1,684,828
2022	101,416
Total	$4,471,965